Shareholders' equity	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Shareholders' equity

32 Shareholders’ equity

Issued share capital and reserves attributable to shareholders of Aegon N.V.

	Note	2018	2017	2016
Share capital – par value	32.1	322	322	319
Share premium	32.2	7,487	7,731	7,873
Total share capital		7,808	8,053	8,193
Retained earnings		9,995	9,699	7,609
Treasury shares	32.3	(337)	(325)	(190)
Total retained earnings		9,657	9,374	7,419
Revaluation reserves	32.4	3,461	4,920	5,381
Remeasurement of defined benefit plans	32.5	(1,850)	(1,669)	(1,820)
Other reserves	32.6	149	(390)	1,347
Total shareholders’ equity		19,225	20,288	20,520

Share capital transactions relating to common shares A	2018	2017	2016
	Number of shares (thousands)	Number of shares (thousands)	Number of shares (thousands)
Transactions in 2018:
Final dividend 2017 [1]	(21,954)
Share buyback program (final dividend 2017)	21,954
Interim dividend 2018 [1]	(24,134)
Share buyback program (interim dividend 2018)	24,134

Transactions in 2017:
Final dividend 2016 [1]		(26,916)
Interim dividend 2017 [2]		(24,948)
Issuance of common shares with a par value of EUR 0.12		21,099
Share buyback program (final dividend 2016 and interim dividend 2017)		51,865

Transactions in 2016:
Final dividend 2015 [2]			(29,259)
Issuance of common shares with a par value of EUR 0.12			9,122
Share buyback program (final dividend 2015)			29,259
Interim dividend 2016 [2]			(30,765)
Issuance of common shares with a par value of EUR 0.12			1,507
Share buyback program (interim dividend 2016)			30,765

[1]  Dividend distribution paid from treasury shares (note 32.3)

[2]  Dividend distribution paid from treasury shares (note 32.3) and issuance of common shares performed in the year.

On May 18, 2018, Vereniging Aegon exercised its options rights to purchase in aggregate 1,489,200 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused the issuance of shares on May 18, 2018, in connection with the Long Term Incentive Plans for senior management.

In addition to the transactions presented above, in May 2017, Aegon issued a total of 1,979,260 common shares B with a par value of EUR 0.12 to compensate for the dilution of Vereniging Aegon’s shareholding caused by the allocation of shares with senior management on May 19, 2017, in connection with the Long Term Incentive Plans for senior management.

Furthermore, in June 2017, Aegon issued to Vereniging Aegon 13,042,612 common shares B with a par value of EUR 0.12 to compensate for the dilution of Vereniging Aegon’s shareholding caused by the distribution of the final dividend 2016 in shares.

In June 2016 and December 2017, Aegon repurchased from Vereniging Aegon 17,324,960 and 13,042,592 common shares B respectively, to keep the voting rights of Vereniging Aegon on the agreed level.

32.1 Share capital – par value

	2018	2017	2016
Common shares	251	251	249
Common shares B	70	70	70
At December 31	322	322	319

Common shares	2018	2017	2016
Authorized share capital	720	720	720
Number of authorized shares (in million)	6,000	6,000	6,000
Par value in cents per share	12	12	12

Common shares B	2018	2017	2016
Authorized share capital	360	360	360
Number of authorized shares (in million)	3,000	3,000	3,000
Par value in cents per share	12	12	12

	Common shares		Common shares B
	Number of shares		Number of shares
	(thousands)	Total amount	(thousands)	Total amount
At January 1, 2016	2,147,037	258	585,022	70
Dividend	10,629	1	-	-
Shares withdrawn	(83,117)	(10)	-	-
At December 31, 2016	2,074,549	249	585,022	70
Dividend	21,099	3	-	-
At December 31, 2017	2,095,648	251	585,022	70
Dividend	-	-	-	-
At December 31, 2018	2,095,648	251	585,022	70

The table below represents weighted average number of common shares including treasury shares attributable to Aegon N.V.:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)
2016	2,129,074	585,022
2017	2,080,792	585,022
2018	2,095,648	585,022

All issued common shares and common shares B each have a nominal value of EUR 0.12 and are fully paid up. Repayment of capital can only be initiated by the Executive Board, is subject to approval of the Supervisory Board and must be resolved by the General Meeting of Shareholders. Moreover, repayment on common shares B needs approval of the related shareholders. Refer to ‘Other information’ for further information on dividend rights.

Vereniging Aegon, based in The Hague, the Netherlands, holds all of the issued and outstanding common shares B.

Under the terms of the 1983 Amended Merger Agreement, dated May 2013, Vereniging Aegon has a call option relating to common shares B. Vereniging Aegon may exercise its call option at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to keep or restore its total stake at 32.6%, irrespective of the circumstances which cause the total shareholding to be or become lower than 32.6%.

32.2 Share premium

	2018	2017	2016
At January 1	7,731	7,873	8,059
Share dividend	(244)	(142)	(186)
At December 31	7,487	7,731	7,873

Share premium relating to:
- Common shares	5,834	6,078	6,220
- Common shares B	1,653	1,653	1,653
Total share premium	7,487	7,731	7,873

The share premium account reflects the balance of paid-in amounts above par value at issuance of new shares less the amounts charged for share dividends.

32.3 Treasury shares

On the reporting date, Aegon N.V. and its subsidiaries held 62,562,070 (2017: 65,650,650) of its own common shares and 13,856,480 (2017: 15,345,680) own common shares B with a par value of EUR 0.12 each.

Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2018		2017		2016
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	64,488	314	47,473	178	42,998	257

Transactions in 2018:
Sale: transactions, average price 3.76	(3,070)	(12)
Sale: 1 transaction, average price 4.62	(21,954)	(101)
Purchase: 1 transaction average price 5.34	21,954	117
Sale: 1 transaction, average price 5.09	(24,134)	(123)
Purchase: 1 transaction average price 5.43	24,134	131

Transactions in 2017:
Sale: transactions, average price EUR 3.44			(4,085)	(14)
Sale: 1 transaction, average price EUR 3.68			(26,916)	(99)
Sale: 1 transaction, average price EUR 3.77			(3,849)	(14)
Purchase: 1 transaction, average price EUR 5.09			51,865	263

Transactions in 2016:
Purchase: transactions, average price EUR 4.81					83,117	400
Sale: transactions, price average EUR 6.49					(6,153)	(40)
Sale: 1 transaction, price EUR 6.38					(20,137)	(129)
Purchase: transactions, average price EUR 3.51					29,259	103
Sale: 1 transaction, price EUR 5.11					(29,259)	(150)
Shares withdrawn: 1 transaction, price EUR 4.60					(83,117)	(382)
Purchase: transactions, average price EUR 3.84					30,765	118
At December 31	61,418	326	64,488	314	47,473	178

Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2018		2017		2016
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	15,346	2	17,325	2	-	-

Transactions in 2018:
Sale: 1 transaction, average price EUR 0.11	(1,489)	-

Transactions in 2017:
Sale: 1 transaction, average price EUR 0.11			(1,979)	-
Sale: 1 transaction, average price EUR 0.11			(13,043)	(1)
Purchase: 1 transaction, average price EUR 0.13			13,043	2

Transactions in 2016:
Purchase: transactions, average price EUR 0.11					17,325	2
At December 31	13,856	2	15,346	2	17,325	2

As part of their insurance and investment operations, subsidiaries within the Group also hold Aegon N.V. common shares, both for their own account and for account of policyholders. These shares have been treated as treasury shares and are (de)recognized at the consideration paid or received.

	2018		2017		2016
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares
Held by Aegon N.V.	61,418	326	64,488	314	47,473	178
Held by subsidiaries	1,144	9	1,162	9	1,307	10

Common shares B
Held by Aegon N.V.	13,856	2	15,346	2	17,325	2
At December 31	76,419	337	80,996	325	66,105	190

	Weighted average number of treasury shares, including treasury shares held by subsidiaries (thousands)	Weighted average number of treasury shares B (thousands)
2016	81,570	9,893
2017	38,490	9,841
2018	60,129	14,415

32.4 Revaluation reserves

	Available-for-sale investments	Real estate held for own use	Cash flow hedging reserve	Total
At January 1, 2018	3,450	68	1,402	4,920
Gross revaluation	(2,138)	(32)	85	(2,086)
Net (gains)/losses transferred to income statement	66	-	(80)	(14)
Foreign currency translation differences	46	2	71	119
Tax effect	513	7	1	521
Other	-	-	-	1
At December 31, 2018	1,936	46	1,479	3,461

At January 1, 2017	3,418	59	1,904	5,381
Gross revaluation	1,310	8	(115)	1,203
Net (gains)/losses transferred to income statement	(1,330)	-	(738)	(2,069)
Foreign currency translation differences	(228)	(8)	(216)	(452)
Tax effect	308	9	567	883
Other	(28)	-	1	(27)
At December 31, 2017	3,450	68	1,402	4,920

At January 1, 2016	4,546	52	1,873	6,471
Gross revaluation	857	8	(131)	733
Net (gains)/losses transferred to income statement	(2,122)	-	78	(2,044)
Foreign currency translation differences	(101)	2	61	(38)
Tax effect	240	(3)	24	262
Other	(2)	-	-	(2)
At December 31, 2016	3,418	59	1,904	5,381

The revaluation accounts for both available-for-sale investments and for real estate held for own use include unrealized gains and losses on these investments, net of tax. Upon sale, the amounts realized are recognized in the income statement (for available-for-sale investments) or transferred to retained earnings (for real estate held for own use). Upon impairment, unrealized losses are recognized in the income statement.

The closing balances of the revaluation reserve for available-for-sale investments relate to the following instruments:

	2018	2017	2016
Shares	22	40	130
Debt securities	1,937	3,423	3,245
Other	(23)	(14)	43
Revaluation reserve for available-for-sale investments	1,936	3,450	3,418

The cash flow hedging reserve includes (un)realized gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the hedged cash flow. No amounts have been released from equity to be included in the initial measurement of non-financial assets or liabilities.

32.5 Remeasurement of defined benefit plans

	2018	2017	2016
At January 1	(1,669)	(1,820)	(1,532)
Remeasurements of defined benefit plans	(134)	224	(392)
Tax effect	(15)	(175)	89
Net exchange differences	(32)	102	16
Total remeasurement of defined benefit plans	(1,850)	(1,669)	(1,820)

32.6 Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total
At January 1, 2018	(80)	(321)	11	(390)
Movement in foreign currency translation and net foreign investment hedging reserves	562	(46)	(3)	513
Disposal of a business	50	(14)	-	36
Tax effect	(32)	12	-	(20)
Equity movements of joint ventures	-	-	8	8
Equity movements of associates	-	-	2	2
Other	-	-	1	1
At December 31, 2018	499	(370)	19	149

At January 1, 2017	1,734	(418)	31	1,347
Movement in foreign currency translation and net foreign investment hedging reserves	(1,929)	129	-	(1,800)
Disposal of a business	7	-	-	7
Tax effect	108	(32)	-	76
Equity movements of joint ventures	-	-	(15)	(15)
Equity movements of associates	-	-	(5)	(5)
At December 31, 2017	(80)	(321)	11	(390)

At January 1, 2016	1,731	(467)	19	1,283
Movement in foreign currency translation and net foreign investment hedging reserves	25	65	-	91
Tax effect	(22)	(17)	-	(39)
Equity movements of joint ventures	-	-	9	9
Equity movements of associates	-	-	3	3
At December 31, 2016	1,734	(418)	31	1,347

The foreign currency translation reserve includes the currency results from investments in non-euro denominated subsidiaries. The amounts are released to the income statement upon the sale of the subsidiary.

The net foreign investment hedging reserve is made up of gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the net foreign investment.

The equity movements of joint ventures and associates reflect Aegon’s share of changes recognized directly in the joint venture’s and associate’s equity.

Aegon N.V [member]
Statement [LineItems]
Shareholders' equity

13 Shareholders’ equity

	Share capital	Paid-in surplus	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remea- surement of defined benefit plans of group companies	Treasury shares	Net income/ (loss)	Total
At January 1, 2018	322	7,731	5,017	(401)	1,122	6,022	(1,669)	(325)	2,469	20,288

Net income 2017 retained	-	-	-	-	-	2,469	-	-	(2,469)	-

Net income 2018	-	-	-	-	-	-	-	-	710	710
Total net income/(loss)	-	-	-	-	-	2,469	-	-	(1,759)	710

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	531	-	-	(32)	-	-	499

Changes in revaluation subsidiaries	-	-	(1,459)	-	-	-	-	-	-	(1,459)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	(150)	-	-	(150)

Changes and transfer to legal reserve	-	-	7	-	204	(202)	-	-	-	9

Other	-	-	-	-	-	(3)	-	-	-	(3)
Other comprehensive income/(loss)	-	-	(1,452)	531	204	(205)	(182)	-	-	(1,105)

Shares issued	-	-	-	-	-	-	-	-	-	-

Dividend common shares	-	(244)	-	-	-	(329)	-	-	-	(573)

Dividend withholding tax reduction	-	-	-	-	-	1	-	-	-	1

Treasury shares	-	-	-	-	-	26	-	(12)	-	14

Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	-	-	-	-	-	(113)	-	-	-	(113)

Repurchased and sold own shares	-	-	-	-	-	-	-	-	-	-
At December 31, 2018	322	7,486	3,565	130	1,326	7,872	(1,850)	(337)	710	19,225

	Share capital	Paid-in surplus	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remea- surement of defined benefit plans of group companies	Treasury shares	Net income/ (loss)	Total
At January 1, 2017	319	7,873	5,450	1,316	1,169	5,966	(1,820)	(190)	437	20,520

Net income 2016 retained	-	-	-	-	-	437	-	-	(437)	-

Net income 2017	-	-	-	-	-	-	-	-	2,469	2,469
Total net income/(loss)	-	-	-	-	-	437	-	-	2,032	2,469

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	(1,717)	-	-	102	-	-	(1,615)

Changes in revaluation subsidiaries	-	-	(461)	-	-	-	-	-	-	(461)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	49	-	-	49

Changes and transfer to legal reserve	-	-	28	-	(47)	(1)	-	-	-	(20)

Other	-	-	-	-	-	12	-	-	-	12
Other comprehensive income/(loss)	-	-	(433)	(1,717)	(47)	11	151	-	-	(2,035)

Shares issued	3	-	-	-	-	-	-	-	-	3

Dividend common shares	-	(142)	-	-	-	(296)	-	-	-	(438)

Dividend withholding tax reduction	-	-	-	-	-	2	-	-	-	2

Treasury shares	-	-	-	-	-	30	-	(136)	-	(106)

Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	-	-	-	-	-	(131)	-	-	-	(131)

Repurchased and sold own shares	-	-	-	-	-	4	-	-	-	4
At December 31, 2017	322	7,731	5,017	(401)	1,122	6,022	(1,669)	(325)	2,469	20,288

The balance of the revaluation account, which includes revaluation reserves for real estate and investments that do not have a frequent market listing, consisted of EUR 4,459 million (2017: EUR 5,380 million) of items with positive revaluation and of EUR 895 million (2017: EUR 363 million) of items with negative revaluation.

The revaluation account and legal reserves, foreign currency translation reserve and other, can not be freely distributed. In case of negative balances for individual reserves legally to be retained, no distributions can be made out of retained earnings to the level of these negative amounts.

Certain of Aegon’s subsidiaries, principally insurance companies, are subject to restrictions on the amounts of funds they may transfer in the form of cash dividends or otherwise to their parent companies. There can be no assurance that these restrictions will not limit or restrict Aegon in its ability to pay dividends in the future.

On the reporting date, Aegon N.V., and its subsidiaries held 62,562,070 of its own common shares (2017: 65,650,650) with a nominal value of EUR 0.12 each. Most of the shares have been purchased to neutralize the dilution effect of issued share dividend and to hedge share based payment plans for executives and employees. Aegon N.V. held 13,856,480 of its own common shares B (2017:15,345,680) with a nominal value of 0.12 each.

Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2018		2017
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	64,488	314	47,473	178

Transactions in 2018:

Sale: transactions, average price EUR 3,76	(3,070)	(12)

Sale: 1 transaction, average price EUR 4.62	(21,954)	(101)

Purchase: 1 transaction, average price EUR 5.34	21,954	117

Sale: 1 transaction, average price EUR 5.09	(24,134)	(123)

Purchase: 1 transaction, average price EUR 5.43	24,134	131

Transactions in 2017:

Sale: transactions, average price EUR 3.44			(4,085)	(14)

Sale: 1 transaction, average price EUR 3.68			(26,916)	(99)

Sale: 1 transaction, average price EUR 3.77			(3,849)	(14)

Purchase: 1 transaction, average price EUR 5.09			51,865	263
At December 31	61,418	326	64,488	314

Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2018		2017
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	15,346	2	17,325	2

Transactions in 2018:

Sale: 1 transaction, average price EUR 0.11	(1,489)	-

Transactions in 2017:

Sale: 1 transaction, average price EUR 0.11			(1,979)	-

Sale: 1 transaction, average price EUR 0.11			(13,043)	(1)

Purchase: 1 transaction, average price EUR 0.13			13,043	2
At December 31	13,856	2	15,346	2

As part of their insurance and investment operations, subsidiaries within the Group also hold Aegon N.V. common shares, both for their own account and for account of policyholders. These shares have been treated as treasury shares and are included at their consideration paid or received.

	2018		2017
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares

Held by Aegon N.V.	61,418	326	64,488	314

Held by subsidiaries	1,144	9	1,163	9

Common shares B

Held by Aegon N.V.	13,856	2	15,346	2
At December 31	76,419	337	80,996	325

The consideration for the related shares is deducted from or added to the retained earnings.